Goodwill and Other Intangible Assets, net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, pre-tax amortization expense	$ 93	$ 97	$ 98
Estimated amortization expense, year one, assuming no additional transactions occur that require the amortization of intangible assets	93
Estimated amortization expense, year two, assuming no additional transactions occur that require the amortization of intangible assets	93
Estimated amortization expense, year three, assuming no additional transactions occur that require the amortization of intangible assets	93
Estimated amortization expense, year four, assuming no additional transactions occur that require the amortization of intangible assets	93
Estimated amortization expense, year five, assuming no additional transactions occur that require the amortization of intangible assets	$ 93